TRANSACTIONS WITH AFFILIATES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
TRANSACTIONS WITH AFFILIATES
TRANSACTIONS WITH AFFILIATES
Management Agreements

In conjunction with the spin-off, New Senior entered into a management agreement (the “Management Agreement”) with the Manager dated November 6, 2014 (effective November 7, 2014), under which the Manager advises us on various aspects of our business and manages our day-to-day operations, subject to the supervision of our board of directors. For its management services, the Manager is entitled to a base management fee of 1.5% per annum of our gross equity. Gross equity is generally defined as the equity invested by Drive Shack (including cash contributed to us) as of the completion of the spin-off from Drive Shack, plus the aggregate offering price from stock offerings, plus certain capital contributions to subsidiaries, less capital distributions (calculated without regard to depreciation and amortization) and repurchases of common stock, calculated and payable monthly in arrears in cash. During the years ended December 31, 2017, 2016 and 2015, we incurred management fees of $15.3 million, $15.4 million and $14.3 million, respectively, under the Management Agreement, which is included in “Management fees and incentive compensation to affiliate” in the Consolidated Statements of Operations. As of both December 31, 2017 and 2016, we had a payable for management fees of $1.3 million which is included in “Due to affiliates” in the Consolidated Balance Sheets.

The Manager is entitled to receive, on a quarterly basis, incentive compensation on a cumulative, but not compounding basis, in an amount equal to the product of (A) 25% of the dollar amount by which (1)(a) funds from operations (as defined in the Management Agreement) before the incentive compensation per share of common stock, plus (b) gains (or losses) from sales of property per share of common stock, plus (c) internal and third party acquisition-related expenses, plus (d) unconsummated transaction expenses, and plus (e) other non-routine items (as defined in the Management Agreement), exceed (2) an amount equal to (a) the weighted average value per share of the equity invested by Drive Shack in the assets of New Senior (including cash contributed to us) as of the completion of the spin-off and the price per share of our common stock in any offerings by us (adjusted for prior capital dividends or capital distributions, which shall be calculated without regard to depreciation and amortization and repurchases of common stock) multiplied by (b) a simple interest rate of 10% per annum, multiplied by (B) the weighted average number of shares of common stock outstanding. During the years ended December 31, 2017 and 2016, the Manager earned incentive compensation of $2.9 million and $2.7 million, respectively, which is included in “Management fees and incentive compensation to affiliate” in the Consolidated Statements of Operations. The Manager did not earn incentive compensation in 2015. As of December 31, 2016, we had a payable for incentive compensation of $2.1 million which is included in “Due to affiliates” in the Consolidated Balance Sheets. We did not have a payable for incentive compensation as of December 31, 2017. The Manager is also entitled to receive, upon the successful completion of an equity offering, options with respect to 10% of the number of shares sold in the offering with an exercise price equal to the price paid by the purchaser in the offering.

Because the Manager’s employees perform certain legal, accounting, due diligence, asset management and other services that outside professionals or outside consultants otherwise would perform, the Manager is paid or reimbursed, pursuant to the Management Agreement, for the cost of performing such tasks, provided that such costs and reimbursements are no greater than those which would be paid to outside professionals or consultants on an arm’s-length basis. We are also required to pay all operating expenses, except those specifically required to be borne by the Manager under the Management Agreement. We are required to pay expenses that include, but are not limited to, issuance and transaction costs incidental to the sourcing, evaluation, acquisition, management, disposition, and financing of our investments, legal, underwriting, sourcing, asset management and accounting and auditing fees and expenses, the compensation and expenses of independent directors, the costs associated with the establishment and maintenance of any credit facilities and other indebtedness (including commitment fees, legal fees, closing costs, etc.), expenses associated with other securities offerings, the costs of printing and mailing proxies and reports to our stockholders, costs incurred by employees or agents of the Manager for travel on our behalf, costs associated with any computer software or hardware that is used by us, costs to obtain liability insurance to indemnify directors and officers and the compensation and expenses of our transfer agent.

The following table summarizes our reimbursement to the Manager for costs incurred for tasks and other services performed by the Manager under the Management Agreement:

	Year Ended December 31,
	2017	2016	2015
Included in:
General and administrative expense	$7,570	$8,158	$6,607
Acquisition, transaction and integration expense	1,697	1,610	3,073
Total reimbursements to the Manager	$9,267	$9,768	$9,680

As of December 31, 2017 and 2016, we had a payable for Manager reimbursements of $1.3 million and $1.0 million, respectively, which is included in “Due to affiliates” in the Consolidated Balance Sheets.

During 2015, we executed a plan to centralize operations in New York, New York and relocate certain personnel from the Plano, Texas office to New York, New York. We determined that this plan qualified as a restructuring activity under ASC 420. During the years ended December 31, 2016 and 2015, we incurred costs of $0.1 million and $0.7 million, respectively, which primarily consist of severance-related costs and lease-related expenses associated with the office in Plano, Texas, and are included in “Other expense” in the Consolidated Statements of Operations.

Property Management Agreements

Within our Managed Properties segment, we are party to Property Management Agreements with Blue Harbor, an affiliate of Fortress, and Holiday, a portfolio company that is majority owned by a private equity fund managed by an affiliate of Fortress, to manage most of our senior housing properties. Pursuant to these Property Management Agreements, we pay monthly property management fees. For AL/MC properties managed by Blue Harbor and Holiday, we pay management fees equal to 6% of effective gross income for the first two years and 7% thereafter. For IL properties managed by Blue Harbor and Holiday, we generally pay management fees equal to 5% of effective gross income. For certain property management agreements, we may also pay an incentive fee based on operating performance of the properties. No incentive fees were incurred during the years ended December 31, 2017, 2016 and 2015. Property management fees are included in “Property operating expense” in the Consolidated Statements of Operations. Other amounts paid to affiliated managers that are included in property operating expense are payroll expense and travel reimbursement costs. The payroll expense is structured as a reimbursement to the Property Manager, who is the employer of record.

The following table summarizes property management fees and reimbursements paid to Property Managers affiliated with Fortress:

	Year Ended December 31,
	2017	2016	2015
Property management fees	$18,296	$19,724	$16,167
Travel reimbursement costs	304	366	369
Property-level payroll expenses	92,167	104,180	85,477

As of December 31, 2017 and 2016, we had payables for property management fees of $1.4 million and $1.7 million, respectively, and property-level payroll expenses of $5.6 million and $5.5 million, respectively, which are included in “Due to affiliates” in the Consolidated Balance Sheets. The Property Management Agreements with affiliated managers have initial terms of 5 or 10 years and provide for automatic one-year extensions after the initial term, subject to termination rights.

In October 2016, we sold two properties and, pursuant to the Property Management Agreement, paid an early termination fee of $1.8 million to Blue Harbor. See Note 3 for further information.

Triple Net Lease Agreements

Within our Triple Net Lease segment, we are party to triple net leases with Holiday. Pursuant to the leases, the tenant is required to pay monthly rent payments in accordance with the lease terms. Such payments amounted to $74.2 million, $71.0 million and $68.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.